CURRENT LIABILITIES - PROVISIONS (Tables)	12 Months Ended
Jun. 30, 2019
Current provisions [abstract]
Schedule of Employee Benefits
12.	CURRENT LIABILITIES – PROVISIONS

	2019		2018
Provision for annual leave (i)	A$	627,928	A$	376,535
Provision for long service leave (ii)		22,431		19,000

	A$	650,359	A$	395,535

Employee benefits

(i)	A provision is recognized for annual leave due to employees at the end of the year.

(ii)	A provision is recognized for long service leave due to employees at the end of the year.